Average Annual Total Returns - Modern Capital Tactical Income Fund		12 Months Ended	54 Months Ended		57 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.07%			13.23%	[1]
Performance Inception Date					Apr. 05, 2021
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.52%			9.37%	[1]
Performance Inception Date					Apr. 05, 2021
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.44%			8.81%	[1]
Performance Inception Date					Apr. 05, 2021
Class A Shares | S&P 500 High Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.69%			6.85%	[1]
Performance Inception Date					Apr. 05, 2021
Class A Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%			13.19%	[1]
Performance Inception Date					Apr. 05, 2021
Class ADV Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.03%	11.48%	[4]
Performance Inception Date			Jun. 23, 2021
Class ADV Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.10%)	6.94%	[4]
Performance Inception Date			Jun. 23, 2021
Class ADV Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	7.07%	[4]
Performance Inception Date			Jun. 23, 2021
Class ADV Shares | S&P 500 High Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.69%	6.31%	[4]
Performance Inception Date			Jun. 23, 2021
Class ADV Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%	12.80%	[4]
Performance Inception Date			Jun. 23, 2021

[1]	The inception date of the Class A Shares is April 5, 2021.
[2]	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
[3]	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.
[4]	The inception date of the Class ADV Shares is June 23, 2021.
[5]	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
[6]	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.